Schedule of Other Income/(Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Interest Expense, net	$ (1,243)
Gain/(loss) on Foreign Currency	5	(1)
Total other income/(expense)	$ (1,238)	$ (1)